Shareholder's equity (Details)	12 Months Ended
	Dec. 31, 2024 shares
Share Capital
Number of shares issued at beginning of period	83,649,887
Treasury shares	(277,203)
Number of shares issued at end of period	83,649,887
Remuneration
Treasury shares	(277,203)
ILP exercised
Share Capital
ILP exercised	277,203	[1]
Remuneration
ILP exercised	277,203	[1]
Treasury shares purchase
Share Capital
Treasury shares	0
Remuneration
Treasury shares	0
Treasury shares [member]
Share Capital
Number of shares issued at end of period	3,447,864
Free Float
Share Capital
Number of shares issued at end of period	15,765,930
Class A common shares | Treasury shares [member]
Share Capital
Number of shares issued at beginning of period	2,647,652
Treasury shares	(277,203)
Number of shares issued at end of period	3,447,864
Remuneration
Treasury shares	(277,203)
Class A common shares | Treasury shares [member] | ILP exercised
Share Capital
ILP exercised	0	[1]
Remuneration
ILP exercised	0	[1]
Class A common shares | Treasury shares [member] | Treasury shares purchase
Share Capital
Treasury shares	1,077,415
Remuneration
Treasury shares	1,077,415
Class A common shares | Free Float
Share Capital
Number of shares issued at beginning of period	16,566,142
Treasury shares	0
Number of shares issued at end of period	15,765,930
Remuneration
Treasury shares	0
Class A common shares | Free Float | ILP exercised
Share Capital
ILP exercised	277,203	[1]
Remuneration
ILP exercised	277,203	[1]
Class A common shares | Free Float | Treasury shares purchase
Share Capital
Treasury shares	(1,077,415)
Remuneration
Treasury shares	(1,077,415)
Class B common shares
Share Capital
Number of shares issued at beginning of period	64,436,093
Treasury shares	0
Number of shares issued at end of period	64,436,093
Remuneration
Treasury shares	0
Class B common shares | ILP exercised
Share Capital
ILP exercised	0	[1]
Remuneration
ILP exercised	0	[1]
Class B common shares | Treasury shares purchase
Share Capital
Treasury shares	0
Remuneration
Treasury shares	0
Class B common shares | Treasury shares [member]
Share Capital
Number of shares issued at end of period	0
Class B common shares | Free Float
Share Capital
Number of shares issued at end of period	0

[1]	Refers to vested shares during the year, totaling R$ 382,349, net of withholding taxes (27.5%).